QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment Charges									$ 0	$ 264,256	$ 76,412
Revenues	$ 2,654,461	$ 2,357,907	$ 2,134,107	$ 1,774,459	$ 1,930,902	$ 1,898,946	$ 2,128,052	$ 1,805,306	8,920,934	7,763,206	12,195,091
Income from continuing operations	194,761	194,792	180,086	175,911	(26,279)	164,698	151,020	95,837	745,550	385,276	668,715
Income (loss) from discontinued operations, net	(296)	(576)	(227)	(952)	(1,937)	(3,860)	(140)	(144)	(2,051)	(6,081)	(5,607)
Net income	194,465	194,216	179,859	174,959	(28,216)	160,838	150,880	95,693	743,499	379,195	663,108
Net Income	$ 90,505	$ 92,144	$ 85,944	$ 83,446	$ 25,515	$ 82,157	$ 76,505	$ 60,800	$ 352,039	$ 244,977	$ 314,107
Earnings per share total
Basic (in dollars per share)	$ 0.43	$ 0.44	$ 0.41	$ 0.40	$ 0.13	$ 0.39	$ 0.36	$ 0.29	$ 1.68	$ 1.19	$ 1.53
Diluted (in dollars per share)	$ 0.43	$ 0.43	$ 0.40	$ 0.40	$ 0.12	$ 0.39	$ 0.36	$ 0.29	$ 1.67	$ 1.19	$ 1.52